Key Management (Tables)	12 Months Ended
Dec. 31, 2023
Key Management
Schedule of compensation paid or payable to key management for employee services.

	2023	2022
	$	$
Salaries and short-term employee benefits	5,976	5,440
Share-based compensation	7,120	5,757
Cost recoveries from associates	(300)	(330)
	12,796	10,867